LONG-TERM BORROWINGS DUE TO RELATED PARTY (Details Textual)	12 Months Ended
	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2016 CNY (¥)
Longterm Borrowings [Member]
Interest Expense, Long-term Debt	¥ 546,676	$ 82,582	¥ 0	¥ 0